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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Drexel Morgan & Co.
                 -------------------------------
   Address:      3 Radnor Corporate Center
                 -------------------------------
                 Suite 450
                 -------------------------------
                 Radnor, PA 19087
                 -------------------------------

Form 13F File Number: 28-14088
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    MarieElena V. Ness
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610.995.8741
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ MarieElena V. Ness             Radnor, PA          2/8/2013
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-2396                     The Haverford Trust Company
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:              80
                                        --------------------

Form 13F Information Table Value Total:         $45,184
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                 FORM 13-F
                                 12/31/2012

               NAME OF REPORTING MANAGER:  DREXEL MORGAN & CO.


        COLUMN 1            COLUMN 2     COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7          COLUMN 8
------------------------ -------------- --------- ------------- ------------------- ---------- ---------- --------------------------
                                                      VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER        VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP      (x$1000)    PRN AMT   PRN CALL DISCRETION  MANAGERS   DEFINED  SHARED    NONE
------------------------ -------------- --------- ------------- ---------- --- ---- ---------- ---------- -------- -------- --------
3M CO                    COM            88579Y101           70       750    SH       DEFINED                                     750
3M CO                    COM            88579Y101          167     1,800    SH          SOLE                                   1,800
ABBOTT LABS              COM            002824100          273     4,175    SH       DEFINED                                   4,175
ABBOTT LABS              COM            002824100          108     1,650    SH          SOLE                                   1,650
AIR PRODS & CHEMS
 INC                     COM            009158106          243     2,890    SH       DEFINED                                   2,890
AMERICAN TOWER CORP
 NEW                     COM            03027X100          307     3,970    SH       DEFINED                                   3,970
APPLE INC                COM            037833100        1,903     3,575    SH       DEFINED                                   3,575
AT&T INC                 COM            00206R102          340    10,081    SH       DEFINED                                  10,081
AT&T INC                 COM            00206R102          426    12,650    SH          SOLE                                  12,650
BERKSHIRE HATHAWAY
 INC DEL                 COM            084670702          274     3,050    SH       DEFINED                                   3,050
BERKSHIRE HATHAWAY
 INC DEL                 COM            084670702           45       500    SH          SOLE                                     500
BRISTOL MYERS
 SQUIBB CO               COM            110122108          226     6,922    SH       DEFINED                                   6,922
BUCKEYE PARTNERS LP      UNIT LTD PARTN 118230101          203     4,465    SH       DEFINED                                   4,465
CHEVRON CORP             COM            166764100           38       350    SH       DEFINED                                     350
CHEVRON CORP             COM            166764100          216     2,000    SH          SOLE                                   2,000
COCA COLA CO             COM            191216100          421    11,600    SH          SOLE                                  11,600
COLGATE PALMOLIVE
 CO                      COM            194162103          402     3,850    SH       DEFINED                                   3,850
COLGATE PALMOLIVE
 CO                      COM            194162103          217     2,075    SH          SOLE                                   2,075
CONOCOPHILLIPS           COM            20825C104          357     6,148    SH       DEFINED                                   6,148
CVS CAREMARK CORP        COM            126650100          454     9,391    SH       DEFINED                                   9,391
DISNEY WALT CO           COM DISNEY     254687106          200     4,026    SH       DEFINED                                   4,026
EMC CORP MASS            COM            268648102          254    10,055    SH       DEFINED                                  10,055
EMERSON ELECTRIC CO      COM            291011104          412     7,783    SH       DEFINED                                   7,783
EXXON MOBIL CORP         COM            30231G102          824     9,519    SH       DEFINED                                   9,519
EXXON MOBIL CORP         COM            30231G102          394     4,550    SH          SOLE                                   4,550
GILEAD SCIENCES INC      COM            375558103          271     3,690    SH       DEFINED                                   3,690
HOME DEPOT INC           COM            437076102           22       350    SH       DEFINED                                     350
HOME DEPOT INC           COM            437076102          216     3,500    SH          SOLE                                   3,500
INTERNATIONAL
 BUSINESS MACHS          COM            459200101          283     1,475    SH       DEFINED                                   1,475
INTERNATIONAL
 BUSINESS MACHS          COM            459200101          406     2,120    SH          SOLE                                   2,120
ISHARES INC              MSCI CDA INDEX 464286509        1,346    47,400    SH       DEFINED            47400                 0
ISHARES TR               RUSSELL1000VAL 464287598        1,755    24,106    SH       DEFINED                                  24,106
ISHARES TR               RUSSELL1000GRW 464287614        1,591    24,287    SH       DEFINED                                  24,287
ISHARES TR               RUSL 2000 VALU 464287630          343     4,545    SH       DEFINED                                   4,545
JOHNSON & JOHNSON        COM            478160104          980    13,985    SH       DEFINED                                  13,985
JOHNSON & JOHNSON        COM            478160104          301     4,300    SH          SOLE                                   4,300
JPMORGAN CHASE & CO      COM            46625H100          272     6,190    SH       DEFINED                                   6,190
JPMORGAN CHASE & CO      COM            46625H100           88     2,000    SH          SOLE                                   2,000
JPMORGAN CHASE & CO      ALERIAN ML ETN 46625H365          506    13,160    SH       DEFINED                                  13,160
KIMBERLY CLARK CORP      COM            494368103          780     9,237    SH       DEFINED                                   9,237
MCDONALDS CORP           COM            580135101          360     4,081    SH       DEFINED                                   4,081
MERCK & CO INC NEW       COM            58933Y105          318     7,774    SH       DEFINED                                   7,774
MERCK & CO INC NEW       COM            58933Y105           24       576    SH          SOLE                                     576
MICROSOFT CORP           COM            594918104          157     5,890    SH       DEFINED                                   5,890
MICROSOFT CORP           COM            594918104          100     3,740    SH          SOLE                                   3,740
NORTHERN TR CORP         COM            665859104          381     7,605    SH       DEFINED                                   7,605
NOVARTIS AG              SPONSORED ADR  66987V109          225     3,550    SH       DEFINED                                   3,550
NUVEEN MTG
 OPPORTUNITY TERM        COM            670735109          376    13,809    SH       DEFINED                                  13,809
PEPSICO INC              COM            713448108          360     5,260    SH       DEFINED                                   5,260
PEPSICO INC              COM            713448108          171     2,500    SH          SOLE                                   2,500
PIMCO ETF TR             ENHAN SHRT MAT 72201R833        1,576    15,535    SH       DEFINED                                  15,535
POWERSHARES ETF
 TRUST II                SENIOR LN PORT 73936Q769          373    14,935    SH       DEFINED                                  14,935
POWERSHARES ETF
 TRUST II                S&P500 LOW VOL 73937B779        2,627    94,892    SH       DEFINED                                  94,892
POWERSHARES QQQ
 TRUST                   UNIT SER 1     73935A104          651    10,000    SH          SOLE                                  10,000
PRECISION CASTPARTS
 CORP                    COM            740189105          294     1,550    SH       DEFINED                                   1,550
PROCTER & GAMBLE CO      COM            742718109          799    11,765    SH       DEFINED                                  11,765
PROCTER & GAMBLE CO      COM            742718109          230     3,387    SH          SOLE                                   3,387
QUALCOMM INC             COM            747525103          261     4,220    SH       DEFINED                                   4,220
QUALCOMM INC             COM            747525103           62     1,000    SH          SOLE                                   1,000
SCHLUMBERGER LTD         COM            806857108          349     5,042    SH       DEFINED                                   5,042
SCHLUMBERGER LTD         COM            806857108           69     1,000    SH          SOLE                                   1,000
SELECT SECTOR SPDR
 TR                      SBI INT-FINL   81369Y605          164    10,000    SH          SOLE                                  10,000
SPDR DOW JONES INDL
 AVRG ETF                UT SER 1       78467X109          261     2,000    SH          SOLE                                   2,000
SPDR S&P 500 ETF TR      TR UNIT        78462F103        1,691    11,877    SH          SOLE                                  11,877
SPDR SERIES TRUST        S&P DIVID ETF  78464A763        1,154    19,838    SH       DEFINED                                  19,838
SYSCO CORP               COM            871829107          264     8,347    SH       DEFINED                                   8,347
TARGET CORP              COM            87612E106          132     2,230    SH       DEFINED                                   2,230
TARGET CORP              COM            87612E106           59     1,000    SH          SOLE                                   1,000
TRAVELERS COMPANIES
 INC                     COM            89417E109          359     5,005    SH       DEFINED                                   5,005
UNION PAC CORP           COM            907818108          251     2,000    SH       DEFINED                                   2,000
VANGUARD BD INDEX
 FD INC                  TOTAL BND MRKT 921937835        2,611    31,070    SH       DEFINED                                  31,070
VANGUARD INTL
 EQUITY INDEX F          FTSE SMCAP ETF 922042718          573     6,300    SH       DEFINED                                   6,300
VANGUARD INTL
 EQUITY INDEX F          ALLWRLD EX US  922042775        1,692    36,980    SH       DEFINED                                  36,980
VANGUARD
 SPECIALIZED PORTFOL     DIV APP ETF    921908844        4,900    82,264    SH       DEFINED                                  82,264
VERIZON
 COMMUNICATIONS INC      COM            92343V104          190     4,385    SH       DEFINED                                   4,385
VERIZON
 COMMUNICATIONS INC      COM            92343V104          130     3,000    SH          SOLE                                   3,000
WASHINGTON TR
 BANCORP                 COM            940610108        2,394    91,000    SH          SOLE                                  91,000
WELLS FARGO & CO
 NEW                     COM            949746101          122     3,575    SH       DEFINED                                   3,575
WELLS FARGO & CO
 NEW                     COM            949746101          103     3,000    SH          SOLE                                   3,000
WISDOMTREE TRUST         DEFA FD        97717W703          438     9,416    SH       DEFINED                                   9,416
                                                        45,184   839,568
